ADVANCES FROM RELATED PARTY (Details Narrative) - USD ($)	9 Months Ended	12 Months Ended
	Oct. 31, 2017	Jan. 31, 2017	Jan. 31, 2016	May 14, 2015	Nov. 20, 2014
Advances from related party	$ (18,000)	$ (18,000)	$ (18,000)	$ (18,000)
Promissory Note 1
Date of Debt Instrument	Nov. 20, 2014	Nov. 20, 2014
Debt Instrument					$ 10,000
Debt Instrument, Interest Rate	10.00%	10.00%